Vessels, Port Terminals and Other Fixed Assets, net (Details2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 05, 2012	May 09, 2012	Jul. 01, 2010	Jun. 29, 2010
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
Assets pledged as collateral	$ 1,074	$ 1,203
Construction of drying and conditioning facility in the dry port		3,891
Purchase price Stavroula							19,643
Purchase price San San H						17,904
Ammended purchase price Stavroula					9,800
Ammended purchase price San San H					9,850
Payments of obligations under capital leases	(1,519)	(1,040)	(1,771)
Improvements Malva H		44
Improvements Estefania H		611
Improvements San San H		1,070
Acquisition of additional piece of land				389
Acquisition price of two pushboats named William Hank and Lonny Fugate		10,819
Acquisition price of pushboat VW Dyer		6,360
Acquisition price of 66 barges		19,836
Transportation and other related costs associated with the acquisition of pushboats and barges		17,635
Acquisition price of floating dry dock		4,304
Construction of new silo in the dry port	9,736
Construction of new conveyor belt in the dry port	7,548
Construction of three new tanks in the liquid port	891
Purchase price of each of the delivered new tank barges	1,900
Amount paid for the two remaining tank barges	780
Acquisition of previously chartered-in pushboat and barges	$ 15,936